USAA                         USAA INVESTMENT TRUST
EAGLE                        INCOME STRATEGY FUND,
LOGO                     CORNERSTONE STRATEGY FUND, AND
                          GROWTH AND TAX STRATEGY FUND

                         SUPPLEMENT DATED JANUARY 19, 2000
                           TO EACH FUND'S PROSPECTUS
                             DATED OCTOBER 1, 1999

INCOME STRATEGY FUND

After 29 years of service with USAA Investment Management Company, John W. Saunders, Jr., will be retiring on January 31, 2000. Page 12 of the Fund's Prospectus under the heading "Portfolio Managers" is amended to reflect the following change effective February 1, 2000.

MARGARET "DIDI" WEINBLATT, Vice President of Mutual Fund Portfolios, assumes portfolio management responsibilities of the Bonds investment category and asset allocation manager of the Income Strategy Fund replacing Mr. Saunders. Ms. Weinblatt has 20 years investment management experience and became a member of our portfolio management team in January 2000. Prior to joining us she worked for Countrywide Investments from June 1998 to November 1999; Copernicus Asset Management, Ltd. from January 1996 to June 1998; and Neuberger & Berman from 1986 to October 1995. Ms. Weinblatt earned the Chartered Financial Analyst designation in 1985 and is a member of the Association for Investment Management and Research and the New York Society of Securities Analysts. She holds a Ph.D.and MA from the University of Pennsylvania and a BA from Radcliffe College.

CORNERSTONE STRATEGY FUND

After 29 years of service with USAA Investment Management Company, John W. Saunders, Jr., will be retiring on January 31, 2000. Pages 13 and 14 of the Fund's Prospectus under the heading "Portfolio Managers" is amended to reflect the following change effective February 1, 2000.

DONNA J. BAGGERLY, Assistant Vice President of Fixed Income Mutual Fund Portfolios, assumes portfolio management responsibilities of the U.S. Government Securities investment category of the Cornerstone Strategy Fund replacing Mr. Saunders. Ms. Baggerly has 12 years investment management experience and has worked for us for four years. Prior to joining us, Ms. Baggerly worked for Allstate Insurance Company from December 1990 to October 1995. She earned the Chartered Financial Analyst designation in 1998 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. She holds a BSB from Eastern Illinois University.

Additionally, DAVID G. PEEBLES, Senior Vice President of Equity Investments, will now oversee the management of all equity mutual fund portfolios and will no longer co-manage the International Stocks investment category of the Cornerstone Strategy Fund. Albert C. Sebastian and Kevin P. Moore will co-manage the International Stocks investment category of this Fund.

GROWTH AND TAX STRATEGY FUND

After 29 years of service with USAA Investment Management Company, John W. Saunders, Jr., will be retiring on January 31, 2000. Page 14 of the Fund's Prospectus under the heading "Portfolio Managers" is amended to reflect the following change effective February 1, 2000.

CLIFFORD A. GLADSON, Vice President of Mutual Fund Portfolios, assumes the asset allocation management responsibilities of the Growth and Tax Strategy Fund replacing Mr. Saunders. Mr. Gladson is currently the portfolio manager of the Tax-Exempt Bonds and Tax-Exempt Money Market Instruments investment categories of the Fund. He has 12 years investment management experience and has worked for us for nine years. He earned the Chartered Financial Analyst designation in 1990 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the National Federation of Municipal Analysts. He holds an MS from the University of Wisconsin, Milwaukee and a BS from Marquette University.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 35392-0100

USAA                         USAA INVESTMENT TRUST
EAGLE                         INTERNATIONAL FUND,
LOGO                       GROWTH STRATEGY FUND, AND
                               WORLD GROWTH FUND

                         SUPPLEMENT DATED JANUARY 19, 2000
                           TO EACH FUND'S PROSPECTUS
                             DATED OCTOBER 1, 1999

As a result of several recent retirements in senior management at USAA Investment Management Company, David G. Peebles, in his capacity as Senior Vice President of Equity Investments, will now oversee the management of all equity mutual fund portfolios. Mr. Peebles will no longer act as the asset allocation manager of the World Growth Fund. In addition, he will no longer co-manage the International Fund, the International Stocks investment category of the Growth Strategy Fund, and the Foreign Securities investment category of the World Growth Fund. Albert C. Sebastian will act as the asset allocation manager for the World Growth Fund. Mr. Sebastian and Kevin P. Moore will co-manage the International Fund, the International Stocks investment category of the Growth Strategy Fund, and the Foreign Securities investment category of the World Growth Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE    35397-0100